Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Analysis of Contract with Customer Assets and Liabilities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue from contracts with customers [line items]
Contract assets	[1]	₩ 745,085	₩ 586,438
Contract liabilities	[1]	323,651	384,133
long term construction contract [Member]
Disclosure of revenue from contracts with customers [line items]
Contract assets		76,816	86,234
Contract liabilities		₩ 36,447	₩ 29,574

[1]	The amounts include adjustments arising from adoption of IFRS 15 (Note 26).